Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
July 16, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	AIM Investment Funds (Invesco Investment Funds) CIK 0000826644
Ladies and Gentlemen:
On behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post Effective Amendment No. 97 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendement is being filed in order to add a new fund, Invesco Balanced-Risk Commodity Strategy Fund.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-7888.

Very truly yours,
/s/ Peter Davidson
Peter Davidson
Counsel